Debt - Summary (Details) - AV Homes Inc [Member] - USD ($) $ in Thousands	Oct. 25, 2018	Oct. 02, 2018	Sep. 30, 2018	Dec. 31, 2017
Debt
Total Senior Debt	$ 400,000		$ 480,000	$ 480,000
Deferred debt issuance costs			(6,398)	(7,853)
Debt discount			(27)	(39)
Total Senior Debt, net			473,575	472,108
6.00% Senior Convertible Notes Due 2020
Debt
Total Senior Debt		$ 400,000
Senior Notes | 6.00% Senior Convertible Notes Due 2020
Debt
Total Senior Debt			80,000	80,000
Senior Notes | 8.5% Senior Notes Due 2019
Debt
Total Senior Debt			400,000	400,000
Senior Unsecured Credit Facility
Debt
Total Senior Debt			$ 0	$ 0